U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.       Name and address of issuer:

                  Oppenheimer Global Fund
                  Two World Trade Center
                  New York, New York 10048-0203

2. Name of each series or class of funds for which this notice is filed:

                  Oppenheimer Global Fund, Class A

3.       Investment Company Act File Number: 811-1810

         Securities Act File Number: 2-31661

4.       Last day of fiscal year for which this notice is filed:
         9/30/96

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                         /  /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction a.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: -0-

9. Number and aggregate sale price of securities sold during the fiscal year:

                  13,445,573                   $499,960,369

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule

         24f-2:

                  13,445,573                   $499,960,369

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                  3,791,424                    $129,022,228

12.      Calculation of registration fee:

         (i)        Aggregate sale price of securities sold
                    during the fiscal year in reliance on
                    rule 24f-2 (from Item 10):                                               $499,960,369
                                                                                             ------------
         (ii)       Aggregate price of shares issued in
                    connection with dividend reinvestment
                    plans (from Item 11, if applicable):                                     +$129,022,228
                                                                                             ------------
         (iii)      Aggregate price of shares redeemed or
                    repurchased during the fiscal year
                    (if applicable):                                                         -$457,872,920
                                                                                             ------------
         (iv)       Aggregate price of shares redeemed or
                    repurchased and previously applied as
                    a reduction to filing fees pursuant to
                    rule 24e-2 (if applicable):                                              +  -0-
                                                                                             ------------
         (v)        Net aggregate price of securities sold and issued during the fiscal year in  reliance on rule 24f-2 (line (i),  plus line
                    (ii), less line (iii), plus line
                    (iv)) (if applicable):                                                   $171,109,677
                                                                                             ------------
         (vi)       Multiplier prescribed by Section 6(b)
                    of the Securities Act of 1933 or other
                    applicable law or regulation (see
                    Instruction C.6):                                                        x 1/3300
                                                                                             ------------
         (vii)      Fee due (line (i) or line (v) multiplied
                    by line (vi)):                                                           $51,851
                                                                                             ------------

Instruction:  Issuers should complete line (ii), (iii), (iv), and
              (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See
              Instructions C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rule of Informal and Other Procedures (17 CFR
         202.3a).                                              /X/

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                        November 25, 1996; Fed Wire #4516


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                    Oppenheimer Global Fund



                                    By: /s/ Robert J. Bishop
                                       -------------------------------------
                                       Robert J. Bishop, Assistant Treasurer

Date: 11/22/96


cc:      Ronald Feiman, Esq.
         Katherine Feld
         Gloria LaFond





sec\330a.24f

                  GORDON ALTMAN BUTOWSKY WEITZEN SHALOV & WEIN
114 West 47th Street                                      New York, N.Y. 10036
Telephone: (212) 626-0800                            Telecopier (212) 626-0799







                                                     November 22, 1996



Oppenheimer Global Fund
Two World Trade Center
New York, New York 10048

Ladies and Gentlemen:

                  In connection with the public offering of Class A shares of beneficial interest, no par value (the "Shares") of Oppenheimer Global Fund (the "Fund"), we have examined such records and documents and have made such further investigation and examination as we deemed necessary for the purpose of this opinion.

                  It is our opinion that the Shares, the registration of which is made definite by the accompanying Rule 24f-2 Notice of the Fund, were legally issued, fully paid and non-assessable by the Fund to the extent set forth in its Prospectus forming part of its Registration Statement under the Securities Act of 1933, as amended.

                  We hereby consent to the filing of this opinion with said Notice.


                                   Very truly yours,

                                   /s/ GORDON ALTMAN BUTOWSKY
                                         WEITZEN SHALOV & WEIN